Average Annual Total Returns (INTEGRITY HIGH INCOME FUND)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Corporate High - Yield Bond Index
Average Annual Total Returns
Label	Barclays Capital U.S. Corporate High-Yield Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.11%
5 Years	8.92%
Since Inception	8.49%
Inception Date	Apr. 30, 2004
Class A, Integrity High Income Fund | Return Before Taxes
Average Annual Total Returns
Column	Class A
Label	Return Before Taxes
1 Year	8.57%
5 Years	2.01%
Since Inception	4.05%
Inception Date	Apr. 30, 2004
Class A, Integrity High Income Fund | Return After Taxes On Distributions
Average Annual Total Returns
Column	Class A
Label	Return After Taxes On Distributions
1 Year	5.89%
5 Years	(0.86%)
Since Inception	1.03%
Inception Date	Apr. 30, 2004
Class A, Integrity High Income Fund | Return After Taxes On Distributions and Sale of Fund Shares
Average Annual Total Returns
Column	Class A
Label	Return After Taxes On Distributions and Sale of Fund Shares
1 Year	5.68%
5 Years	0.16%
Since Inception	1.80%
Inception Date	Apr. 30, 2004
Class C, Integrity High Income Fund | Return Before Taxes
Average Annual Total Returns
Column	Class C
Label	Return Before Taxes
1 Year	11.39%
5 Years	2.13%
Since Inception	3.88%
Inception Date	Apr. 30, 2004